Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts (in Dollars)	$ 82	$ 123
Ordinary shares, shares authorized	11,000,000	8,000,000
Ordinary shares, shares issued	5,701,518	5,250,518
Ordinary shares, shares outstanding	5,701,518	5,250,518